Retirement Plans (Schedule of Allocation of Plan Assets) (detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets		100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	99.00%
Percentage of Plan Assets		99.00%	99.00%
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	1.00%
Percentage of Plan Assets		1.00%	1.00%